FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Investments, All Other Investments [Abstract]
Fair Value of Derivative Contracts
The fair value of derivative contracts as of December 31, 2017 and December 31, 2016 was as follows:

	Derivative Assets Reported in Other Current Assets		Derivative Liabilities Reported in Other Current Liabilities
	December 31,		December 31,
	2 0 1 7	2 0 1 6	2 0 1 7	2 0 1 6
Derivatives designated as hedging instruments in cash flow hedge	$138	$-	$-	$58

Impact of Derivative Instruments on Total Operating Expenses
The impact of derivative instrument on total operating expenses in the year ended December 31, 2017, 2016 and 2015 was:

	Year ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5

Gain (loss) on derivative instruments	$701	$50	$(1,205)